NOTE 24. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Allowance for Credit Losses on Financing Receivables
	December 31,
	2012	2011

Balance at the beginning of the year	$5,544	$1,745
Provision during the year	14,550	4,271
Bad debts written off	(7,757)	(472)
Balance at the end of the year	$12,337	$5,544

Carrying amount of the performing and non-performing finance receivables
December 31, 2012	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$234,952	$—	$234,952
Accounts receivables	3,025	29,931	32,956
	$237,977	$29,931	$267,908

December 31, 2011	Performing	Non- performing	Total carrying amount

Net investment in direct financing and sales-type leases	$443,558	$—	$443,558
Accounts receivables	5,909	19,448	25,357
	$449,467	$19,448	$468,915

Impaired Financing Receivables
December 31, 2012	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$5,084	$296	$4,788
Accounts receivables	29,716	12,041	17,675
	$34,800	$12,337	$22,463

December 31, 2011	Gross amount	Allowance for credit losses	Total carrying amount

Net investment in direct financing and sales-type leases	$10,563	$714	$9,849
Accounts receivables	10,327	4,830	5,497
	$20,890	$5,544	$15,346

Age analysis of overdue receivables
	December 31,
	2012	2011

Less than 90 days	$19,103	$16,116
Over 90 days	22,869	8,162
	41,972	24,278
Less: allowance for credit losses	(12,041)	(4,830)
Total	$29,931	$19,448